Schedule III - Schedule of Real Estate	12 Months Ended
Dec. 31, 2023
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Schedule III - Schedule of Real Estate

Schedule III - Schedule of Real Estate

The following is a summary of the Group’s investment properties as of December 31, 2023 prepared in accordance with Rule 12-28 of Regulation S-X:

LATAM LOGISTIC PROPERTIES, S.A.

SCHEDULE III - SCHEDULE OF REAL ESTATE

AS OF DECEMBER 31, 2023

(in U.S. Dollars)

Description	Number of buildings	Encumbrances (a)	Land (b)		Building & Improvements (c)	Costs Capitalized Subsequent to Acquisition	Land	Building & Improvements	Total (d)	Fair Value Adjustments (e)	Cumulative Foreign Currency Translation Effect	Fair Value at the End of the Year (f)	Date of Construction/ Acquisition (g)
Land Bank

Peru
Latam Parque Logistico Callao	3	—	—		619,976	—	—	619,976	619,976	—	—	619,976	N/A
Colombia
Latam Logistic Park Calle 80	4	4,317,135	14,114,108		11,806,349	—	14,114,108	11,806,349	25,920,457	4,976,620	(6,796,631)	24,100,446	N/A
Total of Land Bank	7	4,317,135	14,114,108		12,426,325	—	14,114,108	12,426,325	26,540,433	4,976,620	(6,796,631)	24,720,422	N/A

Properties Under Development

Peru
Latam Logistic Park Lima Sur	2	11,580,125	6,653,190		9,073,731	—	6,653,190	9,073,731	15,726,921	6,503,860	—	22,230,781	N/A
Latam Parque Logistico Callao	1	—	2,802,475	(d)	10,764,104	—	2,802,475	10,764,104	13,566,579	(1,306,579)	—	12,260,000	N/A
Costa Rica
Latam Logistic Park San José – Verbena	1	6,474,777	2,643,646		6,425,029	—	2,643,646	6,425,029	9,068,675	1,822,325	—	10,891,000	N/A
Total of Properties Under Development	4	18,054,902	12,099,311		26,262,864	—	12,099,311	26,262,864	38,362,175	7,019,606	—	45,381,781	N/A

Operating Properties

Colombia
Latam Logistic Park Calle 80	5	44,049,009	11,555,745		70,356,507	64,414	11,555,745	70,420,921	81,976,666	30,736,797	(5,756,463)	106,957,000	2019-2023
Peru
Latam Logistic Park Lima Sur	5	48,419,875	19,249,353		45,431,126	469,879	19,249,353	45,901,005	65,150,358	27,089,499	—	92,239,857	2019-2022
Costa Rica			—
Latam Logistic Park Coyol 1	5	59,809,375	19,500,336		42,764,576	941,658	19,500,336	43,706,234	63,206,570	25,943,795	—	89,150,365	2016-2020
Latam Logistic Park Coyol 2	1	18,285,023	7,292,476		12,332,799	169,446	7,292,476	12,502,245	19,794,721	9,913,279	—	29,708,000	2019
Latam Bodegas Atenas	1	2,612,593	1,658,000		1,942,000	—	1,658,000	1,942,000	3,600,000	1,038,000	—	4,638,000	2019
Latam Bodegas San Joaquin	2	5,495,094	2,621,468		2,778,532	2,171,917	2,621,468	4,950,449	7,571,917	2,314,083	—	9,886,000	2019
Latam Bodegas Aurora	2	5,917,796	3,399,610		2,401,986	492,177	3,399,610	2,894,163	6,293,773	420,227	—	6,714,000	2019
San Rafael Industrial Park	1	7,974,306	5,777,658		5,222,342	—	5,777,658	5,222,342	11,000,000	2,665,000	—	13,665,000	2019
Latam Logistic Park Coyol 3	1	7,056,519	1,354,320		6,169,680	—	1,354,320	6,169,680	7,524,000	2,284,801	—	9,808,801	2020
Latam Logistic Park Coyol 4	1	6,918,421	2,849,259		7,547,831	482,641	2,849,259	8,030,472	10,879,731	436,269	—	11,316,000	2021
Latam Logistic Park San José – Verbena	4	40,434,222	15,612,670		35,080,999	69,233	15,612,670	35,150,232	50,762,902	19,224,153	—	69,987,055	2022-2023
Total of Operating Properties	28	246,972,233	90,870,895		232,028,378	4,861,365	90,870,895	236,889,743	327,760,638	122,065,903	(5,756,463)	444,070,078

GRAND TOTAL	39	$269,344,270	$117,084,314		$270,717,567	$4,861,365	$117,084,314	$275,578,932	$392,663,246	$134,062,129	$(12,553,094)	$514,172,281

(a)	Encumbrances include mortgage loans for constructions and other financing arrangements guaranteed by the respective properties.

The following table reconciles encumbrances per Schedule III to the Condensed Consolidated Statement of Financial Position at December 31, 2023:

Total encumbrances per Schedule III	$269,344,270
Debt not guaranteed by Investment Properties	2,000,000
Long term debt accrued financing costs	752,874
Debt issuance costs, net	(2,242,911)
Total per Consolidated Statement of Financial Position	$269,854,233

(b)	Land information includes land that are owned and land under right—of—use, which are separately labeled with in our real estate portfolio.

(c)	Amounts presented in building and improvements include building improvements costs, and acquisition costs, land improvements costs incurred on land banks.

(d)	This property under development at Latam Logistic Callao is leased under right—of—use contract rather than owned by the Group.

(e)	The Group uses an external appraiser in order to determine the fair value for all of its investment properties. The independent appraiser holds a recognized and relevant professional qualification and has recent experience of the location and category of the investment property being valued. The valuation model is in accordance with the guidance recommended by the International Valuation Standards Committee. These valuation models are consistent with the principles in IFRS 13.

(f)	See Note 12 of our audited consolidated financial statements as of December 31, 2023, for the reconciliation of investment properties for the year ended December 31, 2023.

(g)	Date of construction or acquisition represents the date we stabilized the building or acquired the building through acquisition.